CAPITAL ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 15,385
Ending Balance	18,775	$ 15,385
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	16,690	2,624
Additions	5,441	14,066
Disposals	(40)
Ending Balance	22,091	16,690
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,305)	(692)
Disposals	4
Ending Balance	(3,316)	(1,305)
Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	320	377
Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	1,695	236
Computer Hardware & Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	61
Ending Balance	41	61
Computer Hardware & Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	193	156
Additions		37
Ending Balance	193	193
Computer Hardware & Software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(132)	(109)
Ending Balance	(152)	(132)
Computer Hardware & Software | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	20	23
Equipment.
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	738
Ending Balance	2,001	738
Equipment. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,194	810
Additions	1,017	384
Transfer on purchase	578
Disposals	(40)
Ending Balance	2,749	1,194
Equipment. | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(456)	(346)
Disposals	4
Ending Balance	(748)	(456)
Equipment. | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	7	110
Equipment. | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	289
Buildings & Structures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,587
Ending Balance	12,120	8,587
Buildings & Structures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,587
Additions	4,045	8,587
Ending Balance	12,632	8,587
Buildings & Structures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	(512)
Buildings & Structures | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	512
Right of use asset- Office Lease
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,204
Ending Balance	1,017	1,204
Right of use asset- Office Lease | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,683	1,658
Additions	93	25
Ending Balance	1,776	1,683
Right of use asset- Office Lease | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(479)	(237)
Ending Balance	(759)	(479)
Right of use asset- Office Lease | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	280	242
Right of use asset- Equipment Leases
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,284
Ending Balance	1,293	2,284
Right of use asset- Equipment Leases | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,522
Additions		2,522
Transfer on purchase	(578)
Ending Balance	1,944	2,522
Right of use asset- Equipment Leases | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(238)
Ending Balance	(651)	(238)
Right of use asset- Equipment Leases | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	13	2
Right of use asset- Equipment Leases | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	400	236
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,511
Ending Balance	2,303	2,511
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,511
Additions	286	2,511
Ending Balance	2,797	$ 2,511
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	(494)
Leasehold improvements | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 494